Income Tax Expense (Details) - Schedule of Deferred Tax Assets and Liabilities ¥ in Thousands, $ in Thousands	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)
Deferred tax assets:
Net operating loss carry-forward	¥ 229,442		¥ 181,103
Less: valuation allowance	(227,522)		(179,459)	¥ (84,053)	¥ (81,555)
Total deferred tax assets	1,920	$ 271	1,644
Deferred tax liabilities:
Intangible assets	10,974		14,555
Withholding tax	20,200		20,200
Total deferred tax liabilities	¥ 31,174	$ 4,397	¥ 34,755